Inventories - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 404,734	$ 389,710